ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

14.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2020	2019
Trade and accruals	$458.3	$420.8
Salaries and employee benefits	82.7	98.3
Interest payable	52.4	52.7
Provisions	12.3	10.6
Stock-based compensation	2.3	3.5
	$608.0	$585.9